Stockholders' Equity (Deficit) and Preferred Stock Subject to Redemption (Tables)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Summary of Warrants Activity

The following represents a summary of the warrants outstanding at September 30, 2015 and changes during the period then ended:

	Weighted Average	Weighted &Average
Warrants	Exercise Price	Exercise Price
Outstanding at December 31, 2014	418,321	$9.30
	-	-
Granted	-	-
Outstanding at September 30, 2015	418,321	$9.30
Exercisable at September 30, 2015	418,321	$9.30